JPMorgan Preferred and Income Securities Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
A C I Shares [Member] | JPMorgan Preferred and Income Securities Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	10.66%	7.76%